FINANCING ARRANGEMENTS	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
FINANCING ARRANGEMENTS	FINANCING ARRANGEMENTS
Principal amounts of debt obligations and principal amounts of debt obligations net of premiums, discounts and issuance costs as of December 31, 2020 and 2019 consists of the following:

		2020		2019
(in millions)	Maturity	Principal Amount	Net of Premiums, Discounts and Issuance Costs	Principal Amount	Net of Premiums, Discounts and Issuance Costs
Senior Secured Credit Facilities:
2023 Revolving Credit Facility	June 2023	$—	$—	$—	$—
June 2025 Term Loan B Facility	June 2025	3,298	3,220	3,869	3,768
November 2025 Term Loan B Facility	November 2025	1,125	1,112	1,275	1,257
Senior Secured Notes:
6.50% Secured Notes	March 2022	—	—	1,250	1,242
7.00% Secured Notes	March 2024	2,000	1,987	2,000	1,983
5.50% Secured Notes	November 2025	1,750	1,736	1,750	1,733
5.75% Secured Notes	August 2027	500	494	500	493
Senior Unsecured Notes:
5.50%	March 2023	—	—	402	400
5.875%	May 2023	—	—	1,448	1,441
4.50% euro-denominated debt	May 2023	—	—	1,682	1,674
6.125%	April 2025	3,250	3,234	3,250	3,230
9.00%	December 2025	1,500	1,478	1,500	1,473
9.25%	April 2026	1,500	1,487	1,500	1,484
8.50%	January 2027	1,750	1,755	1,750	1,756
7.00%	January 2028	750	742	750	741
5.00%	January 2028	1,250	1,236	1,250	1,234
6.25%	February 2029	1,500	1,480	—	—
5.00%	February 2029	1,000	988	—	—
7.25%	May 2029	750	741	750	740
5.25%	January 2030	1,250	1,235	1,250	1,234
5.25%	February 2031	1,000	988	—	—
Other	Various	12	12	12	12
Total long-term debt and other		$24,185	23,925	$26,188	25,895
Less: Current portion of long-term debt and other			—		1,234
Non-current portion of long-term debt			$23,925		$24,661
Covenant Compliance
The Senior Secured Credit Facilities (as defined below) and the indentures governing the Senior Secured Notes and Senior Unsecured Notes contain customary affirmative and negative covenants and specified events of default. These affirmative and negative covenants include, among other things, and subject to certain qualifications and exceptions, covenants that restrict the Company’s ability and the ability of its subsidiaries to: incur or guarantee additional indebtedness; create or permit liens on assets; pay dividends on capital stock or redeem, repurchase or retire capital stock or subordinated indebtedness; make certain investments and other restricted payments; engage in mergers, acquisitions, consolidations and amalgamations; transfer and sell certain assets; and engage in transactions with affiliates. As of December 31, 2020, the amount available for restricted payments under the "builder basket" in the Company’s most restrictive indentures (as defined by those indentures) was approximately $13,000 million (although such availability is subject to the Company's compliance with a 2.00:1.00 fixed charge coverage ratio). The 2023 Revolving Credit Facility (as defined below) also contains a financial maintenance covenant that requires the Company to maintain a first lien net leverage ratio of not greater than 4.00:1.00. The financial maintenance covenant may be waived or amended without the consent of the term loan facility lenders and contains a customary term loan facility standstill.
As of December 31, 2020, the Company was in compliance with its financial maintenance covenant related to its debt obligations. The Company, based on its current forecast for the next twelve months from the date of issuance of these financial statements, expects to remain in compliance with its financial maintenance covenant and meet its debt service obligations over that same period.
The Company continues to take steps to improve its operating results to ensure continual compliance with its financial maintenance covenant and may take other actions to reduce its debt levels to align with the Company’s long-term strategy, including divesting other businesses, refinancing debt and issuing equity or equity-linked securities as deemed appropriate.
Senior Secured Credit Facilities
On February 13, 2012, the Company and certain of its subsidiaries as guarantors entered into the “Senior Secured Credit Facilities” under the Company’s Third Amended and Restated Credit and Guaranty Agreement, as amended (the “Third Amended Credit Agreement”) with a syndicate of financial institutions and investors, as lenders. As of January 1, 2018, the Third Amended Credit Agreement provided for: (i) a $1,500 million Revolving Credit Facility maturing on April 20, 2020 (the "2020 Revolving Credit Facility") and (ii) a $3,521 million term loan under the Company's Series F Tranche B Term Loan Facility maturing in 2022 (the “Series F Tranche B Term Loan Facility”). There was $250 million outstanding under the 2020 Revolving Credit Facility as of January 1, 2018.
2018 Activity
During 2018, the Company repaid (net of additional borrowings) $571 million of outstanding debt under its Senior Secured Credit Facilities using cash on hand.
On June 1, 2018, the Company entered into a Restatement Agreement in respect of a Fourth Amended and Restated Credit and Guaranty Agreement (the “Restated Credit Agreement”) which restated in full the Third Amended Credit Agreement. The Restated Credit Agreement replaced the 2020 Revolving Credit Facility with a revolving credit facility of $1,225 million (the "2023 Revolving Credit Facility") and replaced the Series F Tranche B Term Loan Facility principal amount outstanding of $3,315 million with a new seven year Tranche B Term Loan Facility of $4,565 million (the “June 2025 Term Loan B Facility”) borrowed by the Company’s subsidiary, Bausch Health Americas, Inc. ("BHA").
The 2023 Revolving Credit Facility matures on the earlier of June 1, 2023 and the date that is 91 calendar days prior to the scheduled maturity of indebtedness for borrowed money of the Company or BHA in an aggregate principal amount in excess of $1,000 million. Both the Company and BHA are borrowers with respect to the 2023 Revolving Credit Facility. Borrowings under the 2023 Revolving Credit Facility may be made in U.S. dollars, Canadian dollars or euros.
On June 1, 2018, the Company issued an irrevocable notice of redemption for the remaining outstanding principal amounts of: (i) $691 million of the March 2020 Unsecured Notes (as defined below), (ii) $578 million of 6.75% Senior Unsecured Notes due August 2021 (the “August 2021 Unsecured Notes”), (iii) $550 million of 7.25% Senior Unsecured Notes due July 2022 (the “July 2022 Unsecured Notes”) and (iv) $146 million of 6.375% Senior Unsecured Notes due October 2020 (the March 2020 Unsecured Notes (as defined below), together with the August 2021 Unsecured Notes, the July 2022 Unsecured Notes and the 6.375% Senior Unsecured Notes due October 2020 the “June 2018 Unsecured Refinanced Debt”). On June 1, 2018, using the remaining net proceeds from the June 2025 Term Loan B Facility, the net proceeds from the issuance of $750 million in aggregate principal amount of 8.50% Senior Unsecured Notes due 2027 (the "January 2027 Unsecured Notes") by BHA and cash on hand, the Company prepaid the remaining Series F Tranche B Term Loan Facility and redeemed the June 2018 Unsecured Refinanced Debt at its aggregate redemption price and the indentures governing the June 2018 Unsecured Refinanced Debt were discharged (collectively, the “June 2018 Refinancing Transactions”).
The Restated Credit Agreement was accounted for as a modification of debt, to the extent the June 2018 Unsecured Refinanced Debt was replaced with newly issued debt to the same creditor, and as an extinguishment of debt if: (i) the June 2018 Unsecured Refinanced Debt was replaced with newly issued debt to a different creditor, (ii) a portion of the unamortized deferred financing fees was allocated to debt that was paid down or (iii) the borrowing capacity declined when issuing a new revolving credit facility. The following was accounted for as an extinguishment of debt: (i) the difference between the amounts paid to redeem the June 2018 Unsecured Refinanced Debt and the June 2018 Unsecured Refinanced Debt’s carrying value, (ii) the replacement of the Series F Tranche B Term Loan Facility with the June 2025 Term Loan B Facility to the extent any unamortized deferred financing fees were associated with the portion of the Series F Tranche B Term Loan Facility that was paid down and (iii) the replacement of the 2020 Revolving Credit Facility with the 2023 Revolving Credit Facility to the extent any unamortized deferred financing fees were associated with the decline in borrowing capacity. For amounts accounted for as an extinguishment of debt, the Company incurred a loss on extinguishment of debt of $48 million. Payments made to the lenders and a portion of payments made to third parties of $74 million associated with the June 2018 Refinancing Transactions were capitalized and are being amortized as interest expense over the remaining terms of the debt, ranging from 2023 through 2027. Third-party expenses of $4 million associated with the modification of debt were expensed as incurred and included in Interest expense.
On November 27, 2018, the Company entered into the First Incremental Amendment to the Restated Credit Agreement, which provided an additional seven year Tranche B Term Loan Facility of $1,500 million (the "November 2025 Term Loan B Facility") and used the net proceeds, and cash on hand, to repay $1,483 million of 7.50% Senior Unsecured Notes due July 2021 (the “July 2021 Unsecured Notes”) in a tender offer (the "November 2018 Refinancing Transactions"). On December 27, 2018, the Company redeemed, using cash on hand, the remaining outstanding principal amount of $17 million of the July 2021 Unsecured Notes.
The repayment of the July 2021 Unsecured Notes was accounted for as an extinguishment of debt and the Company incurred a loss on extinguishment of debt of $43 million representing the difference between the amount paid to settle the extinguished debt and the extinguished debt’s carrying value. Payments made to the lenders and other third parties of $25 million associated with the issuance of the November 2025 Term Loan B Facility were capitalized and are being amortized as interest expense over the remaining term of the November 2025 Term Loan B Facility.
2019 Activity
During 2019, the Company repaid (net of additional borrowings) $806 million of outstanding debt under its Senior Secured Credit Facilities using cash on hand.
2020 Activity
During 2020, the Company repaid: (i) $471 million of outstanding debt under its Senior Secured Credit Facilities using cash on hand and (ii) $250 million of outstanding debt under its Senior Secured Credit Facilities as part of the May 2020 Refinancing Transactions (as defined below).
As of December 31, 2020, the Company had no outstanding borrowings, $104 million of issued and outstanding letters of credit, and remaining availability of $1,121 million under its 2023 Revolving Credit Facility.
Current Description of Senior Secured Credit Facilities
Borrowings under the Senior Secured Credit Facilities in U.S. dollars bear interest at a rate per annum equal to, at the Company's option, either: (i) a base rate determined by reference to the highest of: (a) the prime rate (as defined in the Restated Credit Agreement), (b) the federal funds effective rate plus 1/2 of 1.00% or (c) the eurocurrency rate (as defined in the Restated Credit Agreement) for a period of one month plus 1.00% (or if such eurocurrency rate shall not be ascertainable, 1.00%) or (ii) a eurocurrency rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs (provided however, that the eurocurrency rate shall at no time be less than 0.00% per annum), in each case plus an applicable margin.
Borrowings under the 2023 Revolving Credit Facility in euros bear interest at a eurocurrency rate determined by reference to the costs of funds for euro deposits for the interest period relevant to such borrowing (provided however, that the eurocurrency rate shall at no time be less than 0.00% per annum), plus an applicable margin.
Borrowings under the 2023 Revolving Credit Facility in Canadian dollars bear interest at a rate per annum equal to, at the Company's option, either: (i) a prime rate determined by reference to the higher of: (a) the rate of interest last quoted by The Wall Street Journal as the “Canadian Prime Rate” or, if The Wall Street Journal ceases to quote such rate, the highest per annum interest rate published by the Bank of Canada as its prime rate and (b) the 1 month BA rate (as defined below) calculated daily plus 1.00% (provided however, that the prime rate shall at no time be less than 0.00%) or (ii) the bankers’ acceptance rate for Canadian dollar deposits in the Toronto interbank market (the “BA rate”) for the interest period relevant to such borrowing (provided however, that the BA rate shall at no time be less than 0.00% per annum), in each case plus an applicable margin.
Subject to certain exceptions and customary baskets set forth in the Restated Credit Agreement, the Company is required to make mandatory prepayments of the loans under the Senior Secured Credit Facilities under certain circumstances, including from: (i) 100% of the net cash proceeds of insurance and condemnation proceeds for property or asset losses (subject to reinvestment rights and net proceeds threshold), (ii) 100% of the net cash proceeds from the incurrence of debt (other than permitted debt as described in the Restated Credit Agreement), (iii) 50% of Excess Cash Flow (as defined in the Restated Credit Agreement) subject to decrease based on leverage ratios and subject to a threshold amount and (iv) 100% of net cash proceeds from asset sales (subject to reinvestment rights). These mandatory prepayments may be used to satisfy future amortization.
The applicable interest rate margins for the June 2025 Term Loan B Facility and the November 2025 Term Loan B Facility are 2.00% and 1.75%, respectively, with respect to base rate and prime rate borrowings and 3.00% and 2.75%, respectively, with respect to eurocurrency rate and BA rate borrowings. As of December 31, 2020, the stated rates of interest on the Company’s borrowings under the June 2025 Term Loan B Facility and the November 2025 Term Loan B Facility were 3.15% and 2.90% per annum, respectively.
The amortization rate for both the June 2025 Term Loan B Facility and the November 2025 Term Loan B Facility is 5.00% per annum. The Company may direct that prepayments be applied to such amortization payments in order of maturity. As of December 31, 2020, the aggregate remaining mandatory quarterly amortization payments for the Senior Secured Credit Facilities are $405 million through November 1, 2025.
The applicable interest rate margins for borrowings under the 2023 Revolving Credit Facility are 1.50%-2.00% with respect to base rate or prime rate borrowings and 2.50%-3.00% with respect to eurocurrency rate or BA rate borrowings.  As of December 31, 2020, the stated rate of interest on the 2023 Revolving Credit Facility was 3.15% per annum. In addition, the Company is required to pay commitment fees of 0.25% - 0.50% per annum with respect to the unutilized commitments under the 2023 Revolving Credit Facility, payable quarterly in arrears. The Company also is required to pay: (i) letter of credit fees on the maximum amount available to be drawn under all outstanding letters of credit in an amount equal to the applicable margin on eurocurrency rate borrowings under the 2023 Revolving Credit Facility on a per annum basis, payable quarterly in arrears, (ii) customary fronting fees for the issuance of letters of credit and (iii) agency fees.
The Restated Credit Agreement permits the incurrence of incremental credit facility borrowings, up to the greater of $1,000 million and 28.5% of Consolidated Adjusted EBITDA (as defined in the Restated Credit Agreement), subject to customary terms and conditions, as well as the incurrence of additional incremental credit facility borrowings subject to a secured leverage ratio of not greater than 3.50:1.00, and, in the case of unsecured debt, a total leverage ratio of not greater than 6.50:1.00 or an interest coverage ratio of not less than 2.00:1.00.
Senior Secured Notes
The Senior Secured Notes are guaranteed by each of the Company’s subsidiaries that is a guarantor under the Restated Credit Agreement and existing Senior Unsecured Notes (together, the “Note Guarantors”). The Senior Secured Notes and the guarantees related thereto are senior obligations and are secured, subject to permitted liens and certain other exceptions, by the same first priority liens that secure the Company’s obligations under the Restated Credit Agreement under the terms of the indentures governing the Senior Secured Notes.
The Senior Secured Notes and the guarantees rank equally in right of repayment with all of the Company’s and Note Guarantors’ respective existing and future unsubordinated indebtedness and senior to the Company’s and Note Guarantors’ respective future subordinated indebtedness. The Senior Secured Notes and the guarantees related thereto are effectively pari passu with the Company’s and the Note Guarantors’ respective existing and future indebtedness secured by a first priority lien on the collateral securing the Senior Secured Notes and effectively senior to the Company’s and the Note Guarantors’ respective existing and future indebtedness that is unsecured, including the existing Senior Unsecured Notes, or that is secured by junior liens, in each case to the extent of the value of the collateral. In addition, the Senior Secured Notes are structurally subordinated to: (i) all liabilities of any of the Company’s subsidiaries that do not guarantee the Senior Secured Notes and (ii) any of the Company’s debt that is secured by assets that are not collateral.
Upon the occurrence of a change in control (as defined in the indentures governing the Senior Secured Notes), unless the Company has exercised its right to redeem all of the notes of a series, holders of the Senior Secured Notes may require the Company to repurchase such holder’s notes, in whole or in part, at a purchase price equal to 101% of the principal amount thereof plus accrued and unpaid interest.
6.50% Senior Secured Notes due 2022 and 7.00% Senior Secured Notes due 2024
In March 2017, the Company issued $1,250 million aggregate principal amount of 6.50% senior secured notes due March 15, 2022 (the “March 2022 Secured Notes”) and $2,000 million aggregate principal amount of 7.00% senior secured notes due March 15, 2024 (the “March 2024 Secured Notes”), in a private placement. Interest on these notes is payable semi-annually in arrears on each March 15 and September 15.
The March 2022 Secured Notes were repaid in full as part of the May 2020 Refinancing Transactions (as defined below).
The March 2024 Secured Notes are redeemable at the option of the Company, in whole or in part, at any time, at the redemption prices set forth in the indenture.
5.50% Senior Secured Notes due 2025
On October 17, 2017, the Company issued $1,000 million, and, on November 21, 2017, the Company issued $750 million, aggregate principal amount of 5.50% Senior Secured Notes due November 2025 (the “November 2025 Secured Notes”), in a private placement. Interest on the November 2025 Secured Notes is payable semi-annually in arrears on each May 1 and November 1.
The November 2025 Secured Notes are redeemable at the option of the Company, in whole or in part, at any time, at the redemption prices set forth in the indenture.
5.75% Senior Secured Notes due 2027 - March 2019 Refinancing Transactions
On March 8, 2019, BHA and the Company issued: (i) $1,000 million aggregate principal amount of January 2027 Unsecured Notes and (ii) $500 million aggregate principal amount of 5.75% Senior Secured Notes due August 2027 (the "August 2027 Secured Notes"), respectively, in a private placement. A portion of the proceeds and cash on hand were used to: (i) repurchase $584 million of 5.875% Senior Unsecured Notes due 2023 (the "May 2023 Unsecured Notes"), (ii) repurchase $518 million of 5.625% Senior Unsecured Notes due 2021 (the “December 2021 Unsecured Notes”), (iii) repurchase $216 million of 5.50% Senior Unsecured Notes due 2023 (the "March 2023 Unsecured Notes”) and (iv) pay all fees and expenses associated with these transactions (collectively, the “March 2019 Refinancing Transactions”). During April 2019, the Company redeemed $182 million of the December 2021 Unsecured Notes, representing the remaining outstanding principal balance of the December 2021 Unsecured Notes and completing the refinancing of $1,500 million of debt in connection with the March 2019 Refinancing Transactions. The March 2019 Refinancing Transactions were accounted for as an extinguishment of debt and the Company incurred a loss on extinguishment of debt of $8 million representing the difference between the amount paid to settle the extinguished debt and the extinguished debt’s carrying value. Interest on the August 2027 Secured Notes is payable semi-annually in arrears on each February 15 and August 15.
The August 2027 Secured Notes are redeemable at the option of the Company, in whole or in part, at any time on or after August 15, 2022, at the redemption prices set forth in the indenture. The Company may redeem some or all of the August 2027 Secured Notes prior to August 15, 2022 at a price equal to 100% of the principal amount thereof plus a “make-whole” premium. Prior to August 15, 2022, the Company may redeem up to 40% of the aggregate principal amount of the August 2027 Secured Notes using the proceeds of certain equity offerings at the redemption price set forth in the indenture.
Senior Unsecured Notes
The Senior Unsecured Notes issued by the Company are the Company’s senior unsecured obligations and are jointly and severally guaranteed on a senior unsecured basis by each of its subsidiaries that is a guarantor under the Senior Secured Credit Facilities. The Senior Unsecured Notes issued by BHA are senior unsecured obligations of BHA and are jointly and severally guaranteed on a senior unsecured basis by the Company and each of its subsidiaries (other than BHA) that is a guarantor under the Senior Secured Credit Facilities. Future subsidiaries of the Company and BHA, if any, may be required to guarantee the Senior Unsecured Notes.
If the Company experiences a change in control, the Company may be required to make an offer to repurchase each series of Senior Unsecured Notes, in whole or in part, at a purchase price equal to 101% of the aggregate principal amount of the Senior Unsecured Notes repurchased, plus accrued and unpaid interest.
5.625% Senior Unsecured Notes due 2021
On December 2, 2013, the Company issued $900 million aggregate principal amount of December 2021 Unsecured Notes in a private placement. The December 2021 Unsecured Notes accrued interest at the rate of 5.625% per year and were subsequently repaid in full: (i) using cash on hand of $200 million in December 2018 and (ii) as part of the March 2019 Refinancing Transactions.
5.50% Senior Unsecured Notes due 2023
On January 30, 2015, the Company issued $1,000 million aggregate principal amount of March 2023 Unsecured Notes in a private placement. The March 2023 Unsecured Notes accrued interest at the rate of 5.50% per year, payable semi-annually in arrears. On March 8, 2019 and May 23, 2019, the Company repurchased $216 million and $382 million of March 2023 Unsecured Notes as part of the March 2019 Refinancing Transactions and the May 2019 Refinancing Transactions (as defined below), respectively. Throughout 2020, the Company repurchased, in aggregate, $169 million of March 2023 Unsecured Notes using cash on hand. The Company repurchased the remaining outstanding balance of $233 million in December 2020 as part of the December 2020 Refinancing Transactions (as defined below).
5.375% Senior Unsecured Notes due 2020, 5.875% Senior Unsecured Notes due 2023, 4.50% Senior Unsecured Notes due 2023 and 6.125% Senior Unsecured Notes due 2025
On March 27, 2015, VRX Escrow Corp. (the "VRX Issuer"), a newly formed wholly owned subsidiary of the Company, issued $2,000 million aggregate principal amount of 5.375% Senior Unsecured Notes due 2020 (the "March 2020 Unsecured Notes"), $3,250 million aggregate principal amount of 5.875% Senior Unsecured Notes due 2023 (the "May 2023 Unsecured Notes"), €1,500 million aggregate principal amount of 4.50% Senior Unsecured Notes due 2023 (the "Euro Notes”) and $3,250 million aggregate principal amount of 6.125% Senior Unsecured Notes due 2025 (the "April 2025 Unsecured Notes" and, together with the March 2020 Unsecured Notes, the May 2023 Unsecured Notes and the Euro Notes, the "VRX Notes") in a private placement.
The March 2020 Unsecured Notes accrued interest at the rate of 5.375% per year and were repaid in full as part of: (i) the December 2017 Refinancing Transactions (as defined below), (ii) the March 2018 Refinancing Transactions (as defined below) and (iii) the June 2018 Refinancing Transactions. The May 2023 Unsecured Notes and the Euro Notes accrued interest at the rate of 5.875% and 4.50% per year, respectively and were each repaid in full as of December 31, 2020, as discussed below. The April 2025 Unsecured Notes accrue interest at the rate of 6.125% per year, payable semi-annually in arrears.
As part of the June 2018 Refinancing Transactions, the Company repaid the remaining outstanding principal amounts of the March 2020 Unsecured Notes.
On March 8, 2019 and May 23, 2019, the Company repurchased $584 million and $1,118 million of May 2023 Unsecured Notes as part of the March 2019 Refinancing Transactions and the May 2019 Refinancing Transactions (as defined below), respectively, and on October 3, 2019, the Company repaid an additional $100 million of May 2023 Unsecured Notes using cash on hand. On January 16, 2020, the Company redeemed $1,240 million aggregate principal amount of the May 2023 Unsecured Notes as part of the December 2019 Financing and Refinancing Transactions (as defined below). Throughout 2020, the Company repaid, in aggregate, $208 million of the May 2023 Unsecured Notes, with the May 2023 Unsecured Notes having been fully repaid during November 2020.
The Company may redeem all or a portion of the April 2025 Unsecured Notes at the redemption prices set forth in the applicable indenture, plus accrued and unpaid interest to the date of redemption.
On December 3, 2020, the Company redeemed the remaining outstanding balance of the Euro Notes as part of the December 2020 Refinancing Transactions, as defined below.
9.00% Senior Unsecured Notes due 2025
On December 18, 2017, the Company issued $1,500 million aggregate principal amount of 9.00% Senior Unsecured Notes due 2025 (the “December 2025 Unsecured Notes”) in a private placement, the net proceeds of which were used to repurchase $1,500 million in aggregate principal amount of previously outstanding senior unsecured notes (the "December 2017 Refinancing Transactions"). The related fees and expenses were paid using cash on hand. The December 2025 Unsecured Notes accrue interest at the rate of 9.00% per year, payable semi-annually in arrears on each of June 15 and December 15.
The Company may redeem all or a portion of the December 2025 Unsecured Notes at any time prior to December 15, 2021, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of redemption, plus a “make-whole” premium. In addition, at any time prior to December 15, 2020, the Company may redeem up to 40% of the aggregate principal amount of the outstanding December 2025 Unsecured Notes with the net proceeds of certain equity offerings at the redemption price set forth in the December 2025 Unsecured Notes indenture. On or after December 15, 2021, the Company may redeem all or a portion of the December 2025 Unsecured Notes at the applicable redemption prices set forth in the December 2025 Unsecured Notes indenture, plus accrued and unpaid interest to the date of redemption.
9.25% Senior Unsecured Notes due 2026 - March 2018 Refinancing Transactions
On March 26, 2018, BHA issued $1,500 million in aggregate principal amount of 9.25% Senior Unsecured Notes due 2026 (the “April 2026 Unsecured Notes”) in a private placement, the net proceeds of which, and cash on hand, were used to repurchase $1,500 million in aggregate principal amount of unsecured notes. All fees and expenses associated with these transactions were paid with cash on hand (collectively, the “March 2018 Refinancing Transactions”). The March 2018 Refinancing Transactions were accounted for as an extinguishment of debt and the Company incurred a loss on extinguishment of debt of $26 million representing the difference between the amount paid to settle the extinguished debt and the extinguished debt’s carrying value. The April 2026 Unsecured Notes accrue interest at the rate of 9.25% per year, payable semi-annually in arrears on each of April 1 and October 1.
BHA may redeem all or a portion of the April 2026 Unsecured Notes at any time prior to April 1, 2022, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of redemption, plus a “make-whole” premium. In addition, at any time prior to April 1, 2021, BHA may redeem up to 40% of the aggregate principal amount of the outstanding April 2026 Unsecured Notes with the net proceeds of certain equity offerings at the redemption price set forth in the April 2026 Unsecured Notes indenture. On or after April 1, 2022, BHA may redeem all or a portion of the April 2026 Unsecured Notes at the applicable redemption prices set forth in the April 2026 Unsecured Notes indenture, plus accrued and unpaid interest to the date of redemption.
8.50% Senior Unsecured Notes due 2027 - June 2018 Refinancing Transactions and March 2019 Refinancing Transactions
As part of the June 2018 Refinancing Transactions, BHA issued $750 million in aggregate principal amount of January 2027 Unsecured Notes in a private placement, the net proceeds of which, when combined with the remaining net proceeds from the June 2025 Term Loan B Facility and cash on hand, were used to redeem the June 2018 Unsecured Refinanced Debt at its aggregate redemption price and the indentures governing the June 2018 Unsecured Refinanced Debt were discharged. The January 2027 Unsecured Notes accrue interest at the rate of 8.50% per year, payable semi-annually in arrears on each of January 31 and July 31.
As part of the March 2019 Refinancing Transactions described above, BHA issued $1,000 million aggregate principal amount of 8.50% Senior Unsecured Notes due January 2027. These are additional notes and form part of the same series as BHA’s existing January 2027 Unsecured Notes.
BHA may redeem all or a portion of the January 2027 Unsecured Notes at any time prior to July 31, 2022, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of redemption, plus a “make-whole” premium. In addition, at any time prior to July 31, 2021, BHA may redeem up to 40% of the aggregate principal amount of the outstanding January 2027 Unsecured Notes with the net proceeds of certain equity offerings at the redemption price set forth in the January 2027 Unsecured Notes indenture. On or after July 31, 2022, BHA may redeem all or a portion of the January 2027 Unsecured Notes at the applicable redemption prices set forth in the January 2027 Unsecured Notes indenture, plus accrued and unpaid interest to the date of redemption.
7.00% Senior Unsecured Notes due 2028 and 7.25% Senior Unsecured Notes due 2029 - May 2019 Refinancing Transactions
On May 23, 2019, the Company issued: (i) $750 million aggregate principal amount of 7.00% Senior Unsecured Notes due January 2028 (the "7.00% January 2028 Unsecured Notes") and (ii) $750 million aggregate principal amount of 7.25% Senior Unsecured Notes due May 2029 (the "May 2029 Unsecured Notes"), respectively, in a private placement. The proceeds and cash on hand were used to: (i) repurchase $1,118 million of May 2023 Unsecured Notes, (ii) repurchase $382 million of March 2023 Unsecured Notes and (iii) pay all fees and expenses associated with these transactions (collectively, the “May 2019 Refinancing Transactions”). The May 2019 Refinancing Transactions were accounted for as an extinguishment of debt and the Company incurred a loss on extinguishment of debt of $32 million representing the difference between the amount paid to settle the extinguished debt and the extinguished debt’s carrying value. Interest on the 7.00% January 2028 Unsecured Notes is payable semi-annually in arrears on each January 15 and July 15. Interest on the May 2029 Unsecured Notes is payable semi-annually in arrears on each May 30 and November 30.
The 7.00% January 2028 Unsecured Notes and the May 2029 Unsecured Notes are redeemable at the option of the Company, in whole or in part, at any time on or after January 15, 2023 and May 30, 2024, respectively, at the redemption prices set forth in the respective indenture. The Company may redeem some or all of the 7.00% January 2028 Unsecured Notes or the May 2029 Unsecured Notes prior to January 15, 2023 and May 30, 2024, respectively, at a price equal to 100% of the principal amount thereof plus a “make-whole” premium. Prior to July 15, 2022, and May 30, 2022, the Company may redeem up to 40% of the aggregate principal amount of the 7.00% January 2028 Unsecured Notes or the May 2029 Unsecured Notes, respectively, using the proceeds of certain equity offerings at the redemption price set forth in the respective indenture.
5.00% Senior Unsecured Notes due 2028 and 5.25% Senior Unsecured Notes due 2030 - December 2019 Financing and Refinancing Transactions
On December 30, 2019, the Company issued: (i) $1,250 million aggregate principal amount of 5.00% Senior Unsecured Notes due January 2028 (the "5.00% January 2028 Unsecured Notes") and (ii) $1,250 million aggregate principal amount of 5.25% Senior Unsecured Notes due January 2030 (the "January 2030 Unsecured Notes") in a private placement. The proceeds and cash on hand were used to: (i) redeem $1,240 million of May 2023 Unsecured Notes on January 16, 2020, (ii)
finance the $1,210 million settlement of certain U.S. Securities litigation as discussed in Note 20, "LEGAL PROCEEDINGS" and (iii) pay all fees and expenses associated with these transactions (collectively, the "December 2019 Financing and Refinancing Transactions"). The redemption of $1,240 million of May 2023 Unsecured notes was accounted for as an extinguishment of debt and the Company incurred a loss on extinguishment of debt of $24 million representing the difference between the amount paid to settle the extinguished debt and the extinguished debt's carrying value.
Interest on the 5.00% January 2028 Unsecured Notes is payable semi-annually in arrears on each January 30 and July 30. Interest on the January 2030 Unsecured Notes is payable semi-annually in arrears on each January 30 and July 30. The 5.00% January 2028 Unsecured Notes and the January 2030 Unsecured Notes are redeemable at the option of the Company, in whole or in part, at any time on or after January 30, 2023 and January 30, 2025, respectively, at the redemption prices set forth in the respective indenture. The Company may redeem some or all of the 5.00% January 2028 Unsecured Notes or the January 2030 Unsecured Notes prior to January 30, 2023 and January 30, 2025, respectively, at a price equal to 100% of the principal amount thereof plus a “make-whole” premium. Prior to January 30, 2023, the Company may redeem up to 40% of the aggregate principal amount of the 5.00% January 2028 Unsecured Notes or the January 2030 Unsecured Notes using the proceeds of certain equity offerings at the redemption price set forth in the respective indenture.
6.25% Senior Unsecured Notes due 2029 - May 2020 Refinancing Transactions
On May 26, 2020, the Company issued $1,500 million aggregate principal amount of 6.25% Senior Unsecured Notes due February 2029 (the "6.25% February 2029 Unsecured Notes") in a private placement. The proceeds and cash on hand were used to: (i) repurchase $1,250 million aggregate principal amount of the outstanding March 2022 Secured Notes, (ii) prepay $303 million of mandatory amortization scheduled for payment in 2022 under the Company's June 2025 and November 2025 Term Loan B Facilities and (iii) pay all fees and expenses associated with these transactions (collectively, the "May 2020 Refinancing Transactions"). The May 2020 Refinancing Transactions were accounted for as an extinguishment of debt and the Company incurred a loss on extinguishment of debt of $27 million representing the difference between the amount paid to settle the extinguished debt and the extinguished debt's carrying value. The 6.25% February 2029 Unsecured Notes accrue interest at the rate of 6.25% per year, payable semi-annually in arrears on each of February 15 and August 15.
The Company may redeem all or a portion of the 6.25% February 2029 Unsecured Notes at any time prior to February 15, 2024, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of redemption, plus a “make-whole” premium. In addition, at any time prior to August 15, 2023, the Company may redeem up to 40% of the aggregate principal amount of the outstanding 6.25% February 2029 Unsecured Notes with the net proceeds of certain equity offerings at the redemption price set forth in the 6.25% February 2029 Unsecured Notes indenture. On or after February 15, 2024, the Company may redeem all or a portion of the 6.25% February 2029 Unsecured Notes at the applicable redemption prices set forth in the 6.25% February 2029 Unsecured Notes indenture, plus accrued and unpaid interest to, but not including, the date of redemption.
5.00% Senior Unsecured Notes due 2029 and 5.25% Senior Unsecured Notes due 2031 – December 2020 Refinancing Transactions
On December 3, 2020, the Company issued $1,000 million aggregate principal amount of 5.00% Senior Unsecured Notes due February 2029 (the "5.00% February 2029 Unsecured Notes") and $1,000 million aggregate principal amount of 5.25% Senior Unsecured Notes due February 2031 (the "February 2031 Unsecured Notes") in a private placement. The aggregate proceeds and cash on hand were used to repurchase the remaining outstanding principal amounts of: (i) €1,500 million of the Euro Notes, (ii) $233 million of the March 2023 Unsecured Notes and (iii) pay all fees and expenses associated with these transactions (collectively, the "December 2020 Refinancing Transactions"). The December 2020 Refinancing Transactions were accounted for as an extinguishment of debt and the Company incurred a loss on extinguishment of debt of $7 million representing the difference between the amount paid to settle the extinguished debt and the extinguished debt's carrying value. The 5.00% February 2029 Unsecured Notes accrue interest at the rate of 5.00% per year, payable semi-annually in arrears on each of February 15 and August 15. The February 2031 Unsecured Notes accrue interest at the rate of 5.25% per year, payable semi-annually in arrears on each of February 15 and August 15.
The Company may redeem all or a portion of the 5.00% February 2029 Unsecured Notes at any time prior to February 15, 2024, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of redemption, plus a “make-whole” premium. In addition, at any time prior to February 15, 2024, the Company may redeem up to 40% of the aggregate principal amount of the outstanding 5.00% February 2029 Unsecured Notes with the net proceeds of certain equity offerings at the redemption price set forth in the 5.00% February 2029 Unsecured Notes indenture. On or after February 15, 2024, the Company may redeem all or a portion of the 5.00% February 2029 Unsecured
Notes at the applicable redemption prices set forth in the 5.00% February 2029 Unsecured Notes indenture, plus accrued and unpaid interest to, but not including, the date of redemption.
The Company may redeem all or a portion of the February 2031 Unsecured Notes at any time prior to February 15, 2026, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of redemption, plus a “make-whole” premium. In addition, at any time prior to February 15, 2024, the Company may redeem up to 40% of the aggregate principal amount of the outstanding February 2031 Unsecured Notes with the net proceeds of certain equity offerings at the redemption price set forth in the February 2031 Unsecured Notes indenture. On or after February 15, 2026, the Company may redeem all or a portion of the February 2031 Unsecured Notes at the applicable redemption prices set forth in the February 2031 Unsecured Notes indenture, plus accrued and unpaid interest to, but not including, the date of redemption.
Weighted Average Stated Rate of Interest
The weighted average stated rate of interest for the Company's outstanding debt obligations as of December 31, 2020 and 2019 was 6.02% and 6.21%, respectively.
Maturities and Mandatory Payments
Maturities and mandatory payments of debt obligations for the five succeeding years ending December 31 and thereafter are as follows:

(in millions)
2021	$—
2022	—
2023	—
2024	2,291
2025	10,632
Thereafter	11,262
Total gross maturities	24,185
Unamortized discounts	(260)
Total long-term debt and other	$23,925
Under the Restated Credit Agreement, there is no Excess Cash Flow payment due for 2020.